FAIR VALUE MEASUREMENTS, Asset and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative Assets and Liabilities [Abstract]
Derivative assets	$ 4,824	$ 5,929
Derivative liabilities	27,943	8,558
Recurring [Member]
Derivative Assets and Liabilities [Abstract]
Derivative assets	4,824	5,929
Derivative liabilities	27,943	8,558
Investment in equity certificates	16,048	5,747
Recurring [Member] | Level 1 [Member]
Derivative Assets and Liabilities [Abstract]
Derivative assets	0	0
Derivative liabilities	0	0
Investment in equity certificates	0	0
Recurring [Member] | Level 2 [Member]
Derivative Assets and Liabilities [Abstract]
Derivative assets	4,824	5,929
Derivative liabilities	27,943	8,558
Investment in equity certificates	16,048	5,747
Recurring [Member] | Level 3 [Member]
Derivative Assets and Liabilities [Abstract]
Derivative assets	0	0
Derivative liabilities	0	0
Investment in equity certificates	$ 0	$ 0